Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Registrant Name	BNY Mellon New York Tax Exempt Bond Fund, Inc.
Entity Central Index Key	0000723765
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 23, 2019
Document Effective Date	Sep. 30, 2019
Prospectus Date	Sep. 30, 2019
BNY Mellon New York Tax Exempt Bond Fund, Inc. | BNY Mellon New York Tax Exempt Bond Fund, Inc.
Prospectus:
Trading Symbol	DRNYX